As filed with the U.S. Securities and Exchange Commission
on March 17, 2011
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 28 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 31 ☑
(Check appropriate box or boxes)

Global X Funds
 (Exact Name of Registrant as Specified in Charter)
410 Park Avenue, 4th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 410 Park Avenue, 4th Floor New York, NY 10022 (Name and Address of Agent for Service)
With a copy to:
Daphne Tippens Chisolm, Esq.
Law Offices of DT Chisolm, P.C.
11508 H-236 Providence Road
Charlotte, NC 28277

It is proposed that this filing will become effective (check appropriate box)
☑immediately upon filing pursuant to paragraph (b)
❑ on  (date)  pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
❑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Global X FTSE Nordic Region ETF
Global X FTSE Argentina 20 ETF
Global X FTSE Colombia 20 ETF
Global X Philippines PSEi ETF
Global X China Consumer ETF
Global X FTSE Norway 30 ETF
Global X Pakistan KSE-30 ETF
Global X FTSE United Arab Emirates 20 ETF
Global X China Energy ETF
Global X China Financials ETF
Global X China Industrials ETF
Global X China Materials ETF
Global X China Technology ETF
Global X FTSE Denmark 30 ETF
Global X Emerging Africa ETF
Global X FTSE Finland 30 ETF
Global X Copper Miners ETF
Global X Pure Gold Miners ETF
Global X Platinum Miners ETF
Global X Silver Miners ETF
Global X Brazil Consumer ETF
Global X Brazil Financials ETF
Global X Brazil Industrials ETF
Global X Brazil Materials ETF
Global X Brazil Utilities ETF
Global X Brazil Mid Cap ETF
Global X China Mid Cap ETF
Global X Aluminum ETF
Global X Lithium ETF
Global X Uranium ETF
Global X Fishing Industry ETF
Global X Food ETF
Global X Shipping ETF
Global X Waste Management ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 28 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 28 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 17th day of March, 2011.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer) and Trustee	March 17, 2011
Bruno del Ama

/s/ Jose C. Gonzalez	Chief Operating Officer, Treasurer (Principal Financial Officer) and Principal Accounting Officer	March 17, 2011
Jose C. Gonzalez

*
Sanjay Ram Bharani	Trustee	March 17, 2011

*
Scott R. Chichester	Trustee	March 17, 2011

*
Kartik Kiran Shah	Trustee	March 17, 2011

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase